Borrowings	6 Months Ended
Jun. 30, 2020
BORROWINGS [Abstract]
BORROWINGS

NOTE 6: BORROWINGS

Borrowings, as of June 30, 2020 and December 31, 2019, consisted of the following:

Facility	June 30, 2020	December 31, 2019
Secured credit facilities	$108,160	$119,629
2022 Senior Secured Notes	305,000	305,000
2022 Notes	476,822	497,604
2024 Notes	8,626	8,626
NSM Loan (incl. accrued interest $835 and $2,163, respectively)	97,710	130,538
$50.0 million NSM Loan (incl. accrued interest $14)	31,514	—
Sale and Leaseback Agreements	65,705	—
2022 Logistics Senior Notes	375,000	375,000
Navios Logistics other long-term loans and notes payable	138,946	145,359
Total borrowings	1,607,483	1,581,756
Less: current portion, net	(69,732)	(50,110)
Less: deferred finance costs, net	(15,702)	(18,509)
Total long-term borrowings	$1,522,049	$1,513,137

Secured Credit Facilities

As of June 30, 2020, the Company had secured credit facilities with various banks with a total outstanding balance of $108,160. The purpose of the facilities was to finance the construction or acquisition of vessels or refinance existing indebtedness. All of the facilities are denominated in U.S. dollars and bear interest based on LIBOR plus spread ranging from 2.75% to 3.25% per annum. The facilities are repayable in either semi-annual or quarterly installments, followed by balloon payments with maturities, ranging from June 2021 to November 2022. See also the maturity table included below.

The facilities are secured by first priority mortgages on certain of Navios Holdings’ vessels and other collateral.

The credit facilities contain a number of restrictive covenants that limit Navios Holdings and/or certain of its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels securing such facilities; changing the flag, class, management or ownership of certain Navios Holdings’ vessels; changing the commercial and technical management of certain Navios Holdings’ vessels; selling or changing the ownership of certain Navios Holdings’ vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, the credit facilities require compliance with the covenants contained in the indentures governing the 2022 Senior Secured Notes (as defined herein), the 2022 Notes (as defined herein) and the 2024 Notes (as defined herein). Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with or if Angeliki Frangou and her affiliates, together, own less than 20% of the outstanding share capital of Navios Holdings.

The majority of the Company’s senior secured credit facilities require compliance with maintenance covenants, including (i) value-to-loan ratio covenants, based on charter-free valuations, ranging from over 120% to 135%, (ii) minimum liquidity up to a maximum of $30,000, and (iii) net total debt divided by total assets, as defined in each senior secured credit facility, ranging from a maximum of 75% to 80%. Certain covenants in our senior secured credit facilities have been amended for a specific period to increase the covenant levels for the applicable net total debt divided by total assets maintenance covenants, as defined in each senior secured credit facility, to a maximum of 90%.

As of June 30, 2020, the Company was in compliance with all of the covenants under each of its credit facilities.

2022 Senior Secured Notes

On November 21, 2017, the Company and its wholly owned subsidiary, Navios Maritime Finance II (US) Inc. (together with the Company, the “Co-Issuers”) issued $305,000 of 11.25% Senior Notes due 2022 (the “2022 Senior Secured Notes”), at a price of 97%.

The 2022 Senior Secured Notes are secured by a first priority lien on certain capital stock owned by certain of the subsidiary guarantors of Navios Holdings in each of Navios GP L.L.C., Navios Maritime Acquisition Corporation, Navios South American Logistics Inc. and Navios Maritime Containers, as well as by the vessel Navios Azimuth. The 2022 Senior Secured Notes are unregistered and guaranteed by all of the Company’s direct and indirect subsidiaries, except for certain subsidiaries designated as unrestricted subsidiaries, including Navios Logistics.

The subsidiary guarantees are “full and unconditional”, except that the indenture provides for an individual subsidiary’s guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2022 Senior Secured Notes.

The Co-Issuers have the option to redeem the 2022 Senior Secured Notes in whole or in part, at any time at par.

Upon occurrence of certain change of control events, the holders of the 2022 Senior Secured Notes may require the Co-Issuers to repurchase some or all of the 2022 Senior Secured Notes at 101% of their face amount. The 2022 Senior Secured Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries. The indenture governing the 2022 Senior Secured Notes includes customary events of default. The Co-Issuers were in compliance with the covenants as of June 30, 2020.

2022 Notes

On November 29, 2013, the Co-Issuers completed the sale of $650,000 of 7.375% First Priority Ship Mortgage Notes due 2022 (the “2022 Notes”). During 2018, the Company repurchased $35,661 in par value of the 2022 Notes for cash consideration of $28,796. During 2019, Navios Logistics repurchased $35,500 in par value of the 2022 Notes in open market transactions for cash consideration of $17,642. During 2019, the Company repurchased $81,235 in par value of the 2022 Notes for cash consideration of $50,683. During the three month period ended June 30, 2020, there were no repurchases. During the six month period ended June 30, 2020, the Company repurchased $20,782 in par value of the 2022 Notes, for cash consideration of $9,443 resulting in a gain on bond extinguishment of $11,204, net of deferred fees written-off. During the three and six month periods ended June 30, 2019, gain on bond extinguishment amounted to $5,712 and $21,374, respectively, net of deferred fees written-off. (Refer to Note 9, “Secured credit facility with Navios Logistics”).

The 2022 Notes are senior obligations of the Co- Issuers and were originally secured by first priority ship mortgages on 23 dry bulk vessels owned by certain subsidiary guarantors and certain other associated property and contract rights. In June 2017, Navios Ionian and Navios Horizon were released from the 2022 Notes and replaced by the Navios Galileo. In March 2018, Navios Herakles was released from the 2022 Notes and replaced by the Navios Equator Prosper. In July 2018, Navios Achilles was released from the 2022 Notes and replaced by the Navios Primavera. In December 2018 and in March 2019, Navios Magellan and Navios Meridian, respectively, were released from the 2022 Notes and the total proceeds of $14,000 were restricted in an escrow account and considered as a cash collateral. In May 2019 and June 2019, Navios Equator Prosper, Navios Vector and the cash collaterals in escrow accounts were released from the 2022 Notes and replaced by the N Bonanza and N Amalthia and the total proceeds of $7,410 were restricted in an escrow account and considered as cash collateral. In July 2019 and August 2019, Navios Arc and Navios Mercator, respectively, were released from the 2022 Notes. In August 2019, the cash collateral in escrow accounts were released from the 2022 Notes and replaced by Navios Victory. In September 2019, Navios Primavera was released from the 2022 Notes and the total proceeds of $10,129 were restricted in escrow accounts and considered as cash collateral. In November 2019, Navios Victory and the cash collateral in escrow accounts were released and replaced by the Navios Northern Star, Navios Taurus and Navios Serenity. In the first half of 2020, Navios Hios, Navios Kypros and Navios Star were released from the 2022 Notes and were replaced by Navios Amitie, Jupiter N and $358 of cash collateral retained as trust monies in an escrow account. In August 2020 and September 2020, the Navios Northern Star and the Navios Amitie were released from the 2022 Notes and were replaced by $15,251 of cash collateral retained as trust monies in an escrow account.Currently, the 2022 Notes are secured by 17 drybulk vessels and $15,609 of cash collateral retained as trust monies in an escrow account. The 2022 Notes are unregistered and fully and unconditionally guaranteed, jointly and severally by all of the Company’s direct and indirect subsidiaries, other than Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries and Navios GP L.L.C.

The guarantees of the Company’s subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of the Company’s subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. In addition, the Co-Issuers have the option to redeem the 2022 Notes in whole or in part at par.

Upon occurrence of certain change of control events, the holders of the 2022 Notes may require the Co-Issuers to repurchase some or all of the 2022 Notes at 101% of their face amount. The 2022 Notes contain covenants, which among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliates, merging or consolidating or selling all or substantially all of the Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries. The indenture governing the 2022 Notes includes customary events of default. The Co-Issuers were in compliance with the covenants as of June 30, 2020.

2024 Notes

On March 21, 2019, Navios Holdings issued $4,747 of 9.75% Senior Notes due 2024 (the “2024 Notes”) as an exchange for a total of 10,930 Series H shares which were validly tendered as of that date (Refer to Note 10).

On April 21, 2019, Navios Holdings issued $3,879 of the 2024 Notes as an exchange for a total of 8,841 Series G shares which were validly tendered as of that date. (Refer to Note 10).

The 2024 Notes are Navios Holdings’ senior unsecured general obligations and rank senior in right of payment to any of Navios Holding’s existing and future debt that expressly provides that it is subordinated to the 2024 Notes, pari passu in right of payment with all of Navios Holding’s existing and future senior obligations, structurally subordinated in right of payment to the obligations of Navios Holding’s subsidiaries, and effectively subordinated in right of payment to any existing and future obligations of Navios Holdings that are secured by property or assets that do not secure the 2024 Notes, including the 2022 Senior Secured Notes and the 2022 Notes, to the extent of the value of any such property and assets securing such other obligations. The 2024 Notes are not guaranteed by any of Navios Holdings’ subsidiaries.

The indenture governing the 2024 Notes does not contain restrictive covenants but does include customary events of default.

Navios Holdings has the option to redeem the 2024 Notes, in whole or in part, at any time, at a redemption price equal to 100% of the principal amount of the 2024 Notes to be redeemed, plus accrued interest.

NSM Loan

On August 29, 2019, Navios Holdings entered into a secured loan agreement of $141,795 (including post-closing adjustments) with Navios Shipmanagement Holdings Corporation (“NSM Loan”). As of June 30, 2020, the total outstanding balance of this facility amounted to $97,710, including $835 of accrued interest. Please see also Note 9.

$50.0 million NSM Loan

In June 2020, Navios Holdings entered into a secured loan agreement with Navios Shipmanagement Holdings Corporation (“$50.0 million NSM Loan”) for a loan of up to $50,000 to be used for general corporate purposes. As of June 30, 2020, the total outstanding balance of this facility amounted to $31,514, including $14 of accrued interest. Please see also Note 9.

2022 Logistics Senior Notes

On April 22, 2014, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together with Navios Logistics (the “Logistics Co-Issuers”) issued $375,000 in aggregate principal amount of 2022 Logistics Senior Notes due on May 1, 2022 (the “2022 Logistics Senior Notes”), at a fixed rate of 7.25%. The 2022 Logistics Senior Notes were redeemed in full on July 16, 2020 at 100% of their face amount, plus accrued and unpaid interest to the redemption date with the proceeds of the Logistics Co-Issuer’s $500,000 10.750% Senior Secured Notes due 2025 (the “2025 Logistics Senior Notes”). See Note 16.

The Logistics Co-Issuers were in compliance with the covenants as of June 30, 2020.

Sale and Leaseback Agreements

In the first quarter of 2020, the Company entered into two sale and leaseback agreements of $68,000 in total, with unrelated third parties for the Navios Canary and the Navios Corali (the “Sale and Leaseback Agreements”). Navios Holdings has no purchase obligation to acquire the vessels at the end of the lease term, however, it is reasonably certain that respective purchase options will be exercised and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the Sale and Leaseback Agreements as a financial liability.

The Sale and Leaseback Agreements are repayable by 144 consecutive monthly payments of approximately $224 and $238 each, commencing as of January 2020 and March 2020, respectively. As of June 30, 2020, the outstanding balance under the Sale and Leaseback Agreements of the Navios Canary and Navios Corali was $65,705 in total. The agreements mature in the fourth quarter of 2031 and first quarter of 2032, respectively, with a balloon payment of $750 per vessel on the last repayment date.

The Sale and Leaseback Agreements have no financial covenants.

Navios Logistics

On February 14, 2020, Navios Logistics agreed to the terms of a $25,000 loan facility (the “New BBVA Facility”) with BBVA, which was drawn on July 8, 2020. The New BBVA Facility was used to repay the existing loan facility with BBVA, which as of June 30, 2020 had an outstanding amount of $11,375, and for general corporate purposes. The New BBVA Facility bears interest at a rate of LIBOR (180 days) plus 325 basis points, is repayable in equal quarterly installments with final maturity on March 31, 2022 and is secured by assignments of certain receivables.

As of June 30, 2020, Navios Logistics had long-term loans and notes payable, including the Term Loan B Facility and the BBVA Facility, with a total outstanding balance of $138,946. The purpose of the facilities was to finance the construction of its dry port terminal, the acquisition of vessels, or for general corporate purposes. The facilities are mainly denominated in U.S. dollars and bear interest based on LIBOR plus spread ranging from 3.15% to 4.75% per annum. The facilities are repayable in installments and have maturities ranging from August 2020 to November 2024. See also the maturity table included below.

During the six month period ended June 30, 2020, the Company in relation to its secured credit facilities paid, $14,555 related to scheduled repayment installments and $5,556 related to the prepayment of one of Navios Holdings’ credit facilities. During the six month period ended June 30, 2020, the proceeds from the Sale and Leaseback Agreements for Navios Holdings were $66,862, net of deferred finance fees.

The annualized weighted average interest rates of the Company’s total borrowings for the three and six month periods ended June 30, 2020 were 7.48% and 7.50%, respectively. The annualized weighted average interest rates of the Company’s total borrowings for the three and six month periods ended June 30, 2019 were 7.72% and 7.73%, respectively.

The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Holdings (including Navios Logistics) outstanding as of June 30, 2020, based on the repayment schedules of the respective loan facilities and the outstanding amount due under the debt securities. The table below does not give effect to the repayment of the 2022 Logistics Senior Notes and Navios Logistics’ Term Loan B Facility with the proceeds of the 2025 Senior Secured Notes in July 2020.

Payment due by period
June 30, 2021 (incl. total accrued interest $849 of NSM Loan & $50.0 million NSM Loan )	$71,407
June 30, 2022	1,050,220
June 30, 2023	381,781
June 30, 2024	46,268
June 30, 2025	19,811
June 30, 2026 and thereafter	37,996
Total	$1,607,483